Business Combinations (Narrative) (Details) (USD $)	0 Months Ended	3 Months Ended									9 Months Ended		12 Months Ended		0 Months Ended
	Sep. 12, 2013	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Apr. 01, 2014	Aug. 12, 2014
Business Acquisition [Line Items]
Purchase price	$ 15,700,000										$ 178,235,000	$ 15,132,000	$ 15,708,000
Fair value of acquisition earnout		2,768,000									2,768,000
Prepaid expenses and other assets		27,502,000	8,415,000				2,057,000				27,502,000		8,415,000	2,057,000
Goodwill		13,249,000	479,000								13,249,000		479,000
Inventories		461,566,000	184,072,000				77,305,000				461,566,000		184,072,000	77,305,000
Cost of home sales revenues		70,896,000		31,948,000							166,367,000	81,084,000	129,651,000	75,448,000
Income before income taxes		6,697,000	4,736,000	3,784,000	6,526,000	3,027,000	1,070,000	1,776,000	3,251,000	1,342,000	19,943,000	13,338,000	18,073,000	7,439,000
Pro forma home sales revenues		97,440,000		94,200,000							266,092,000	238,646,000
Las Vegas Land Holdings [Member]
Business Acquisition [Line Items]
Purchase price															165,000,000
Number of lots															1,761
Number of homes in backlog															57
Number of model homes															17
Number of custom home lots															3
Number of golf courses															2
Number of commercial plots															2
Number of communities															5
Acquisition costs															800,000
Weighted average life of intangible assets											9 years 3 months 18 days
Goodwill amount expected to be tax deductible		10,000,000									10,000,000
Goodwill															11,282,000
Las Vegas Land Holdings [Member] | Measurement Period Adjustments [Member]
Business Acquisition [Line Items]
Prepaid expenses and other assets		(600,000)									(600,000)
Goodwill		(2,200,000)									(2,200,000)
Inventories		2,800,000									2,800,000
Cost of home sales revenues		500,000
Grand View Builders Inc. [Member]
Business Acquisition [Line Items]
Purchase price																13,000,000
Acquisition costs																100,000
Weighted average life of intangible assets											2 years 4 months 24 days
Fair value of acquisition earnout		2,800,000									2,800,000
Earnout period											2 years
Maximum Earnout Downward Reduction Amount											1,500,000
Goodwill																1,489,000
Grand View Builders Inc. [Member] | Minimum [Member]
Business Acquisition [Line Items]
Potential Earnout Payments											0
Grand View Builders Inc. [Member] | Maximum [Member]
Business Acquisition [Line Items]
Potential Earnout Payments											5,300,000
Jimmy Jacobs [Member]
Business Acquisition [Line Items]
Purchase price	15,700,000
Number of land lots available for construction	50
Number of additional land lots	116
Number of lots	166
Number of Homes Under Construction and Home Construction Contracts	95
Acquisition costs			300,000										300,000
Goodwill	479,000
Cost of home sales revenues													21,100,000
Income before income taxes													300,000
Pro forma home sales revenues													204,700,000	147,100,000
Pro forma income before taxes													18,700,000	8,300,000
Other Intangibles [Member] | Las Vegas Land Holdings [Member]
Business Acquisition [Line Items]
Preliminary estimate of fair value											1,400,000
Amortization period											2 years
Cell phone tower leases [Member] | Las Vegas Land Holdings [Member]
Business Acquisition [Line Items]
Preliminary estimate of fair value											1,400,000
Amortization period											17 years
Home plans [Member] | Las Vegas Land Holdings [Member]
Business Acquisition [Line Items]
Preliminary estimate of fair value											300,000
Amortization period											7 years
Home plans [Member] | Grand View Builders Inc. [Member]
Business Acquisition [Line Items]
Preliminary estimate of fair value											100,000
Amortization period											7 years
Noncompete Agreements [Member] | Grand View Builders Inc. [Member]
Business Acquisition [Line Items]
Preliminary estimate of fair value											300,000
Amortization period											2 years
Trade Names [Member] | Grand View Builders Inc. [Member]
Business Acquisition [Line Items]
Preliminary estimate of fair value											1,400,000
Amortization period											2 years 3 months 18 days
Backlog [Member] | Grand View Builders Inc. [Member]
Business Acquisition [Line Items]
Preliminary estimate of fair value											$ 200,000
Amortization period											1 year 6 months